Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Call Money and Funds Purchased Transactions [Line Items]
Amount	¥ 3,437,614	¥ 2,416,313
Weighted average interest rate	0.01%	0.06%
Minimum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities		1 day
Maximum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities		30 days